PROPERTY, PLANT, AND EQUIPMENT - Depreciation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 2,794,989	$ 963,148
Cost of goods sold
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	1,965,244	599,654
Expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 829,745	$ 363,494